NOTES PAYABLE (Details 5) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Accretion Expense	$ 316,642	$ 216,302	$ 2,421,060	$ 290,375	$ 1,937,308	$ 0
Convertible Debt [Member]
Balance			$ 0	$ 2,017,488	2,017,488	0
Additional principal investment					2,999,975	2,000,000
Accrued Interest					1,037,067	17,488
Fair value of warrants					(548,178)
Accretion Expense					548,178
Conversion of Principal and Interest					(6,054,530)
Balance					$ 0	$ 2,017,488